Movements in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance [Line Items]
Balance at beginning of year	$ 29,132	$ 14,674	$ 4,702
Current period addition	7,813	14,458	9,972
Balance at end of year	$ 36,945	$ 29,132	$ 14,674